Risk Management - Bank's sensitivity analysis on expected credit loss provisions (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consumer price index change rate | Increase by 1% point | General retail
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Decrease in expected credit loss provisions due to reasonably possible decrease in macroeconomic indicators	₩ 0	₩ (24,164)
Consumer price index change rate | Decrease by 1% point | General retail
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Increase in expected credit loss provisions due to increase in macroeconomic indicators	0	28,042
Personal consumption expenditures price index rate | Increase by 1% point | Corporates
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Decrease in expected credit loss provisions due to reasonably possible decrease in macroeconomic indicators	(46,211)	(59,987)
Personal consumption expenditures price index rate | Decrease by 1% point | Corporates
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Increase in expected credit loss provisions due to increase in macroeconomic indicators	₩ 52,862	₩ 68,036